Wahed FTSE USA Shariah ETF
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.3%
Administrative and Support Services — 0.3%
Baker Hughes Co.	12,965	$396,729
Robert Half International, Inc.	1,406	113,352
Rollins, Inc.	3,142	110,598
RXO, Inc. (a)	1,400	28,798
		649,477
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	2,170	83,198
United Airlines Holdings, Inc. (a)	1,095	56,896
		140,094
Ambulatory Health Care Services — 0.2%
Laboratory Corp. of America Holdings	1,194	285,796
Quest Diagnostics, Inc.	1,511	209,062
		494,858
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)	1,505	465,346

Beverage and Tobacco Product Manufacturing — 0.4%
Keurig Dr. Pepper, Inc.	11,782	407,068
Monster Beverage Corp. (a)	4,900	498,624
		905,692
Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	241	20,902
Liberty Broadband Corp. - Class C (a)	1,641	142,225
		163,127
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	716	178,055

Chemical Manufacturing — 13.2%
Air Products & Chemicals, Inc.	2,993	855,938
Albemarle Corp.	1,586	403,336
Biogen, Inc. (a)	1,911	515,703
BioMarin Pharmaceutical, Inc. (a)	2,485	247,481
Bio-Techne Corp.	2,126	154,433
Bristol-Myers Squibb Co.	28,965	1,997,426
Catalent, Inc. (a)	2,433	165,979
Celanese Corp.	1,451	168,650
CF Industries Holdings, Inc.	2,618	224,860
Church & Dwight Co., Inc.	3,289	275,552
Dow, Inc.	9,518	544,430
DuPont de Nemours, Inc.	6,774	494,705
Eli Lilly & Co.	11,336	3,527,990
FMC Corp.	1,694	218,780
International Flavors & Fragrances, Inc.	3,413	318,092
Linde PLC (b)	6,703	2,335,124
Merck & Co., Inc.	34,172	3,630,433
Moderna, Inc. (a)	4,804	666,843
Olaplex Holdings, Inc. (a)	1,678	8,256
Pfizer, Inc.	78,362	3,179,146
PPG Industries, Inc.	3,225	425,894
Regeneron Pharmaceuticals, Inc. (a)	1,396	1,061,546
The Estee Lauder Cos., Inc.	3,083	749,323
The Mosaic Co.	4,611	245,259
The Procter & Gamble Co.	31,938	4,393,391
West Pharmaceutical Services, Inc.	1,018	322,737
Westlake Chemical Corp.	455	54,209
		27,185,516
Clothing and Clothing Accessories Stores — 0.8%
Ross Stores, Inc.	4,571	505,278
The TJX Cos., Inc.	15,733	1,205,148
		1,710,426
Computer and Electronic Product Manufacturing — 25.9% (c)
Advanced Micro Devices, Inc. (a)	22,135	1,739,368
Agilent Technologies, Inc.	4,007	568,874
Analog Devices, Inc.	6,874	1,261,173
Apple, Inc.	204,678	30,171,584
Bio-Rad Laboratories, Inc. - Class A (a)	289	138,096
Cisco Systems, Inc.	55,806	2,702,126
Danaher Corp.	8,924	2,208,958
Dell Technologies, Inc.	3,422	139,070
Fortive Corp.	4,784	318,901
GlobalFoundries, Inc. (a)(b)	854	55,800
Hologic, Inc. (a)	3,311	263,688
HP, Inc.	13,636	402,535
Illumina, Inc. (a)	2,175	433,260
Intel Corp.	56,054	1,397,426
Juniper Networks, Inc.	4,364	134,324
Lam Research Corp.	1,853	900,577
Marvell Technology, Inc.	11,765	531,190
Masimo Corp. (a)	628	105,071
Medtronic PLC (b)	18,282	1,513,750
Micron Technology, Inc.	14,591	843,652
ON Semiconductor Corp. (a)	5,752	445,262
PerkinElmer, Inc.	1,723	214,634
QUALCOMM, Inc.	15,361	1,897,544
Roper Technologies, Inc.	1,431	615,616
Teradyne, Inc.	2,092	211,585
Thermo Fisher Scientific, Inc.	5,433	2,943,382
Trane Technologies PLC (b)	3,090	571,557
Trimble, Inc. (a)	3,445	179,347
Western Digital Corp. (a)	4,287	164,964
Zebra Technologies Corp. - Class A (a)	698	209,574
		53,282,888
Construction of Buildings — 0.5%
DR Horton, Inc.	4,326	400,068
Lennar Corp. - Class A	3,440	332,785
Lennar Corp. - Class B	189	15,434
NVR, Inc. (a)	37	191,424
PulteGroup, Inc.	3,092	169,040
		1,108,751
Couriers and Messengers — 1.2%
FedEx Corp.	3,255	661,481
United Parcel Service, Inc. - Class B	9,992	1,823,440
		2,484,921
Data Processing, Hosting and Related Services — 0.4%
Fiserv, Inc. (a)	7,919	911,398

Electrical Equipment, Appliance and Component Manufacturing — 0.3%
Generac Holdings, Inc. (a)	811	97,328
Rockwell Automation, Inc.	1,575	464,515
Whirlpool Corp.	728	100,449
		662,292
Fabricated Metal Product Manufacturing — 0.7%
Emerson Electric Co.	7,986	660,522
Nucor Corp.	3,451	577,835
Stanley Black & Decker, Inc.	2,023	173,189
		1,411,546
Food Manufacturing — 1.1%
Archer-Daniels-Midland Co.	7,407	589,597
Bunge Ltd. (b)	1,881	179,636
Mondelez International, Inc. - Class A	18,462	1,203,353
The JM Smucker Co.	1,369	202,461
		2,175,047
Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	2,090	205,092

Gasoline Stations — 2.1%
Chevron Corp.	26,391	4,242,881

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	906	194,110
Dollar Tree, Inc. (a)	2,878	418,116
		612,226
Health and Personal Care Stores — 1.1%
CVS Health Corp.	17,995	1,503,302
Ulta Beauty, Inc. (a)	684	354,859
Walgreens Boots Alliance, Inc.	9,795	348,017
		2,206,178
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	812	108,459

Leather and Allied Product Manufacturing — 1.0%
NIKE, Inc. - Class B	16,832	1,999,473

Machinery Manufacturing — 1.7%
Applied Materials, Inc.	11,513	1,337,235
Carrier Global Corp.	11,372	512,081
Cummins, Inc.	1,906	463,311
Dover Corp.	1,899	284,660
IDEX Corp.	1,019	229,255
Ingersoll Rand, Inc.	5,545	321,998
Xylem, Inc.	2,411	247,489
		3,396,029
Management of Companies and Enterprises — 1.3%
Abbott Laboratories	23,432	2,383,503
LyondellBasell Industries NV - Class A (b)	3,484	334,429
		2,717,932
Merchant Wholesalers Durable Goods — 1.5%
Copart, Inc. (a)	5,728	403,595
Fastenal Co.	7,755	399,848
Flex Ltd. (a)(b)	6,217	141,499
Genuine Parts Co.	1,880	332,497
Henry Schein, Inc. (a)	1,850	144,874
Johnson Controls International PLC (b)	9,450	592,704
LKQ Corp.	3,365	192,781
TE Connectivity Ltd. (b)	4,389	558,807
WW Grainger, Inc.	601	401,726
		3,168,331
Merchant Wholesalers Nondurable Goods — 0.6%
AmerisourceBergen Corp.	2,075	322,787
Cardinal Health, Inc.	3,497	264,758
McKesson Corp.	1,896	663,240
		1,250,785
Mining (except Oil and Gas) — 0.6%
Freeport-McMoRan, Inc.	19,002	778,512
Martin Marietta Materials, Inc.	835	300,491
Newmont Goldcorp Corp.	10,560	460,522
Southern Copper Corp.	1,143	84,228
Vulcan Materials Co.	1,800	325,638
		1,949,391
Miscellaneous Manufacturing — 5.5%
3M Co.	7,499	807,942
Align Technology, Inc. (a)	1,076	333,022
Becton Dickinson and Co.	3,830	898,326
Boston Scientific Corp. (a)	19,358	904,406
DENTSPLY SIRONA, Inc.	2,950	112,306
Edwards Lifesciences Corp. (a)	8,333	670,307
Intuitive Surgical, Inc. (a)	4,800	1,101,072
Johnson & Johnson	35,661	5,465,405
STERIS PLC (b)	1,360	255,721
Teleflex, Inc.	628	149,608
The Cooper Cos., Inc.	649	212,204
Zimmer Biomet Holdings, Inc.	2,848	352,782
		11,263,101
Miscellaneous Store Retailers — 0.2%
Tractor Supply Co.	1,494	348,490

Motion Picture and Sound Recording Industries — 0.1%
Take-Two Interactive Software, Inc. (a)	2,183	239,148

Motor Vehicle and Parts Dealers — 0.1%
Advance Auto Parts, Inc.	816	118,287
Sensata Technologies Holding PLC (b)	2,087	105,560
		223,847
Nonmetallic Mineral Product Manufacturing — 0.2%
Corning, Inc.	10,376	352,265
Mohawk Industries, Inc. (a)	723	74,361
		426,626
Nonstore Retailers — 0.2%
eBay, Inc.	7,493	343,929

Oil and Gas Extraction — 1.9%
Coterra Energy, Inc.	10,918	272,622
Devon Energy Corp.	9,006	485,603
EOG Resources, Inc.	7,991	903,143
Marathon Oil Corp.	8,757	220,239
Occidental Petroleum Corp.	10,869	636,489
Phillips 66	6,453	661,820
Pioneer Natural Resources Co.	3,283	657,946
		3,837,862
Other Information Services — 2.5%
Meta Platforms, Inc. - Class A (a)	29,354	5,135,189

Paper Manufacturing — 0.2%
International Paper Co.	4,908	178,602
Packaging Corp. of America	1,242	169,806
Westrock Co.	3,469	108,927
		457,335
Personal and Laundry Services — 0.0% (d)
IAC, Inc. (a)	1,027	53,342

Petroleum and Coal Products Manufacturing — 3.7%
Exxon Mobil Corp.	55,748	6,127,263
Marathon Petroleum Corp.	6,418	793,265
Valero Energy Corp.	5,254	692,109
		7,612,637
Plastics and Rubber Products Manufacturing — 0.0% (d)
Newell Brands, Inc.	5,084	74,684

Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,250	283,747

Professional, Scientific and Technical Services — 2.6%
Amdocs Ltd. (b)	1,630	149,324
Cognizant Technology Solutions Corp. - Class A	7,012	439,162
Eaton Corp. PLC (b)	5,452	953,718
Exact Sciences Corp. (a)	1,928	120,172
F5, Inc. (a)	796	113,812
Gartner, Inc. (a)	1,034	338,956
Gen Digital, Inc.	7,616	148,588
Global Payments, Inc.	3,661	410,764
Horizon Therapeutics PLC (a)(b)	2,956	323,653
ICON PLC (a)(b)	1,075	242,552
Omnicom Group, Inc.	2,763	250,245
Palo Alto Networks, Inc. (a)	3,965	746,887
Paychex, Inc.	4,362	481,565
Paycom Software, Inc. (a)	696	201,186
The Interpublic Group of Cos., Inc.	5,245	186,407
VMware, Inc. - Class A (a)	2,814	309,906
		5,416,897
Publishing Industries (except Internet) — 16.2%
Adobe, Inc. (a)	6,006	1,945,644
Akamai Technologies, Inc. (a)	2,083	151,226
ANSYS, Inc. (a)	1,191	361,599
Autodesk, Inc. (a)	2,958	587,725
Cadence Design Systems, Inc. (a)	3,654	705,003
Ceridian HCM Holding, Inc. (a)	1,869	136,306
Electronic Arts, Inc.	3,745	415,470
Microsoft Corp.	102,442	25,551,084
News Corp. - Class A	5,098	87,431
News Corp. - Class B	1,591	27,461
Okta, Inc. (a)	2,050	146,145
PTC, Inc. (a)	1,418	177,718
salesforce.com, Inc. (a)	13,191	2,158,179
Synopsys, Inc. (a)	2,020	734,795
Tyler Technologies, Inc. (a)	544	174,760
Yandex NV - Class A (a)(b)(e)(f)	3,809	–
ZoomInfo Technologies, Inc. (a)	3,718	89,864
		33,450,410
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0% (d)
Clarivate PLC (a)(b)	6,593	66,787

Specialty Trade Contractors — 0.2%
Quanta Services, Inc.	1,921	310,049

Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	9,737	606,518

Support Activities for Mining — 2.0%
ConocoPhillips	17,096	1,766,872
Diamondback Energy, Inc.	2,401	337,532
Halliburton Co.	12,447	450,955
Hess Corp.	3,863	520,346
Schlumberger Ltd. (b)	19,389	1,031,689
		4,107,394
Support Activities for Transportation — 0.2%
Expeditors International of Washington, Inc.	2,128	222,503
JB Hunt Transport Services, Inc.	1,120	202,485
XPO Logistics, Inc. (a)	1,391	46,404
		471,392
Telecommunications — 0.2%
ResMed, Inc.	1,972	420,036

Transit and Ground Passenger Transportation — 0.4%
Uber Technologies, Inc. (a)	26,023	865,525

Transportation Equipment Manufacturing — 4.4%
Aptiv PLC (a)(b)	3,713	431,748
Autoliv, Inc.	1,196	110,726
BorgWarner, Inc.	3,159	158,834
Gentex Corp.	3,160	90,218
Lear Corp.	798	111,441
PACCAR, Inc.	6,885	497,097
Tesla, Inc. (a)	36,078	7,421,605
Westinghouse Air Brake Technologies Corp.	2,446	255,191
		9,076,860
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,346	456,644

Utilities — 0.6%
Avangrid, Inc.	959	37,430
Constellation Energy Corp.	4,507	337,529
NRG Energy, Inc.	3,155	103,452
Sempra Energy	4,317	647,377
Vistra Corp.	5,353	117,713
		1,243,501
TOTAL COMMON STOCKS (Cost $185,624,471)		202,578,161

Real Estate Investment Trusts (REITs) — 1.2%
Real Estate — 1.0%
Alexandria Real Estate Equities, Inc.	2,252	337,305
Prologis, Inc.	13,011	1,605,557
Regency Centers Corp.	2,325	146,242
		2,089,104
Wood Product Manufacturing — 0.2%
Weyerhaeuser Co.	10,090	315,313
TOTAL REITS (Cost $2,337,808)		2,404,417

TOTAL INVESTMENTS (Cost $187,962,279) — 99.5%		204,982,578
Other assets and liabilities, net — 0.5%		977,008
NET ASSETS — 100.0%		$205,959,586

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Amount is less than 0.05%.
(e)	Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(f)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$202,578,161	$-	$-	^	$202,578,161
Real Estate Investment Trusts (REITs)*	2,404,417	-	-		2,404,417
Total Investments - Assets	$204,982,578	$-	$-		$204,982,578

* See the Schedule of Investments for industry classifications.
^ The Fund held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.